INCOME TAXES (Schedule of unrecognized tax benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at the beginning of the year		$ 13,781	[1]	$ 9,422	[1]	$ 9,276
Increase (decrease) related to prior year tax positions		(8,356)		3		(2,884)
Increase related to current year tax positions		5,335		4,356		3,030
Balance at the end of the year	[1]	$ 10,760		$ 13,781		$ 9,422

[1]	The amounts for the years ended December 31, 2025 and 2024 include $4,036 and $3,852 unrecognized tax benefits, respectively, which are presented as a reduction from deferred tax assets, see Note 15c.